INCOME TAXES - (Disclosure of detailed information about effective income tax expense (recovery)) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss for the period	$ (4,337,639)	$ (2,764,939)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax (recovery)	$ (1,171,000)	$ (747,000)
Change in statutory rates and other	(2,000)	(37,000)
Permanent differences	503,000	244,000
Adjustment to prior years provision versus statutory tax returns	(319,000)	34,000
Change in unrecognized deductible temporary differences	933,000	491,000
Total income tax recovery	(56,000)	(15,000)
Current income tax expense	96,000	16,000	$ 0
Deferred tax (recovery)	$ (152,000)	$ (31,000)	$ 0